MWV-Q1

Quarterly Report
June 30, 2025
MFS®  West Virginia
Municipal Bond Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.7%
Airport Revenue – 0.7%
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	$445,000	$445,269
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	60,091
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	55,002
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	84,444
		$644,806
General Obligations - General Purpose – 6.0%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$260,000	$238,059
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	360,000	368,931
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	44,227	46,651
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	42,958	46,336
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	40,735	39,742
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	74,630	71,857
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	31,426	29,941
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	42,727	37,971
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	143,435	122,553
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	52,422	36,241
State of Illinois, General Obligation, 5.5%, 5/01/2039	165,000	172,834
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	155,000	139,562
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	70,000	62,013
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2043	1,000,000	1,015,530
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2044	2,000,000	2,027,886
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2044	705,000	730,081
		$5,186,188
General Obligations - Schools – 4.2%
Berkeley County, WV, Public School Board of Education, 3%, 6/01/2026	$750,000	$750,715
Berkeley County, WV, Public School Board of Education, 4%, 6/01/2037	1,000,000	999,511
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	820,000	585,066
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	310,000	285,273
Wood County, WV, Public School Board of Education, 4%, 6/01/2039	1,000,000	964,890
		$3,585,455
Healthcare Revenue - Hospitals – 14.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$155,000	$135,621
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	8,689
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	490,000	417,627
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	211,568
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,245,000	1,030,589
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,001,176
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	1,500,000	1,507,773
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	994,546
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.5%, 9/01/2048	1,000,000	1,052,517
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5%, 6/01/2027	200,000	203,816
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,002,837
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5.5%, 6/01/2050 (w)	750,000	778,429
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	860,000	740,652
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4.375%, 6/01/2053	1,000,000	905,509
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2053 (w)	750,000	737,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	$2,220,000	$1,938,056
		$12,666,497
Industrial Revenue - Other – 0.9%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$115,000	$83,903
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	200,000	152,976
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	500,000	497,731
		$734,610
Miscellaneous Revenue - Other – 5.0%
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.25%, 12/01/2043	$790,000	$711,334
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.5%, 12/01/2048	540,000	487,022
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	580,000	566,795
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	40,330
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,026,400
West Virginia School Building Authority, “A”, 3%, 7/01/2033	1,500,000	1,433,222
		$4,265,103
Multi-Family Housing Revenue – 0.3%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$277,225	$268,443
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	35,000	33,695
		$302,138
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$170,000	$119,619
Sales & Excise Tax Revenue – 4.6%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$75,000	$66,388
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	920,000	769,787
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	869
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	25,000	23,963
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	83,000	76,307
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	2,079,000	1,954,527
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	158,000	148,255
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	83,000	77,881
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	39,000	35,540
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	7,000	5,974
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	412,000	321,448
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	396,000	281,481
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	186,000	58,896
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	116,100
		$3,937,416
Single Family Housing - State – 14.1%
West Virginia Housing Development Fund Finance, “A”, 3.875%, 11/01/2044	$1,015,000	$865,657
West Virginia Housing Development Fund Finance, “A”, 4.75%, 11/01/2045	1,000,000	983,347
West Virginia Housing Development Fund Finance, “A”, 4.75%, 11/01/2048	1,000,000	987,230
West Virginia Housing Development Fund Finance, “A”, 4.55%, 11/01/2049	1,000,000	944,864
West Virginia Housing Development Fund Finance, “B”, 1.8%, 5/01/2026	485,000	475,370
West Virginia Housing Development Fund Finance, “B”, 4.7%, 11/01/2044	1,000,000	978,037
West Virginia Housing Development Fund Finance, “B”, 4.2%, 11/01/2047	1,000,000	896,698
West Virginia Housing Development Fund Finance, “B”, 4.25%, 11/01/2052	410,000	361,255
West Virginia Housing Development Fund Finance, “B”, 4.7%, 11/01/2053	770,000	732,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
West Virginia Housing Development Fund Finance, “C”, 4.625%, 11/01/2042	$1,000,000	$999,477
West Virginia Housing Development Fund Finance, “C”, 4.8%, 11/01/2047	1,000,000	976,099
West Virginia Housing Development Fund Finance, “D”, 4.6%, 11/01/2043	1,000,000	963,028
West Virginia Housing Development Fund Finance, “D”, 4.8%, 11/01/2048	1,000,000	995,559
West Virginia Housing Development Fund Finance, “D”, 4.45%, 11/01/2049	1,000,000	927,177
		$12,086,736
State & Local Agencies – 11.0%
Berkeley County, WV, Building Commission Lease Rev. (Berkeley County Day Report Center and Public Safety Building Projects), 4%, 12/01/2042	$1,740,000	$1,612,961
Jefferson County, WV, Building Commission Lease Rev. (Judicial Complex Project), BAM, 4.625%, 7/01/2042	750,000	741,250
Jefferson County, WV, Building Commission Lease Rev. (Judicial Complex Project), BAM, 4.875%, 7/01/2045	750,000	746,533
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	1,000,000	869,937
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	1,640,000	641,355
Parkersburg, WV, Municipal Building Commission Lease Rev. (Recreation Facility and Fire Station Projects), 4.375%, 11/01/2054	850,000	748,989
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2042	500,000	488,596
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2047	500,000	458,748
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.375%, 5/01/2052	560,000	509,638
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), “A”, 5%, 6/01/2029	500,000	500,906
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2030	1,355,000	1,357,665
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	795,940
		$9,472,518
Student Loan Revenue – 0.4%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$380,000	$374,725
Tax - Other – 3.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$65,000	$63,988
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	175,000	180,980
Monongalia County, WV, Senior Tax Increment Improvement Refunding Rev. (Development District No. 4 - University Town Centre), “A”, 6%, 6/01/2053 (n)	875,000	900,542
Ohio County, WV, Tax Increment Rev., 5.25%, 6/01/2053	1,000,000	960,303
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,002,786
		$3,108,599
Tax Assessment – 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$433,509
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$125,000	$103,567
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	320,000	272,809
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	225,000	204,736
		$581,112
Toll Roads – 2.4%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$325,000	$250,116
West Virginia Parkways Authority, Senior Lien Turnpike Toll Rev., 4%, 6/01/2042	1,000,000	921,088
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	867,931
		$2,039,135
Universities - Colleges – 8.8%
Fairmont, WV, State University Board of Governors Refunding Rev., “A”, 5%, 6/01/2032	$1,050,000	$1,152,736
Marshall University, WV, Board of Governors Rev., “A”, AGM, 3%, 5/01/2046	1,000,000	737,751
Marshall University, WV, Board of Governors Rev., “A”, AGM, 4%, 5/01/2050	1,500,000	1,238,215
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	90,000	90,092
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2044	1,000,000	1,021,595
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2049	2,000,000	2,010,661

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
West Virginia University, University Systems Rev., “A”, NPFG, 5.25%, 4/01/2028	$1,280,000	$1,318,288
		$7,569,338
Universities - Dormitories – 1.2%
West Virginia Economic Development Authority, University Facilities Refunding Rev. (Provident Group - Marshall Properties LLC - Marshall University Project), “A-1”, AGM, 5%, 7/01/2042	$1,000,000	$1,020,958
Utilities - Investor Owned – 3.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	$1,000,000	$985,641
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	750,000	739,194
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	1,000,000	994,042
		$2,718,877
Utilities - Municipal Owned – 0.5%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$150,000	$81,938
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	100,000	54,625
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	21,850
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	15,000	8,194
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	145,000	79,206
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	135,000	134,984
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,827
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	25,000	13,656
		$404,280
Utilities - Other – 3.1%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$280,000	$283,343
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	565,000	594,161
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	560,000	586,836
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	510,000	534,954
Southeast Alabama Energy Authority, Cooperative District Energy Supply Rev., “A”, 5%, 11/01/2035	315,000	325,440
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	310,000	325,365
		$2,650,099
Water & Sewer Utility Revenue – 13.7%
Berkeley County, WV, Public Service District Water Rev., “A”, BAM, 4.125%, 12/01/2044	$1,000,000	$916,734
Berkeley County, WV, Public Service District Water Rev., “A”, BAM, 4.25%, 12/01/2049	1,000,000	906,527
Berkeley County, WV, Public Service Sewer District Rev., “A”, BAM, 5%, 6/01/2036	1,000,000	1,008,409
Berkeley County, WV, Public Service Sewer District Rev., “A”, BAM, 4.25%, 6/01/2045	1,000,000	903,949
Berkeley County, WV, Public Service Sewer District Rev., “A”, BAM, 4.375%, 6/01/2049	1,000,000	906,728
Greenbrier County, WV, Public Service District No. 1, Sewerage System Improvement Rev., “A”, BAM, 4.625%, 10/01/2052	1,000,000	931,303
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	178,493
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	135,000	133,358
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	76,286
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,005,717
Morgantown, WV, Combined Utility System Rev., “B”, 5%, 12/01/2043	2,000,000	2,018,960
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,503,230
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	1,500,000	1,308,276
		$11,797,970
Total Municipal Bonds		$85,699,688
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$219,865	$73,457

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$168,529	$103,645
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.35% (v)	1,083,535	$1,083,643

Other Assets, Less Liabilities – (1.2)%		(995,358)
Net Assets – 100.0%		$85,965,075

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$1,083,643 and $85,876,790, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$2,663,560, representing 3.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FNMA	Federal National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$85,803,333	$—	$85,803,333
U.S. Corporate Bonds	—	73,457	—	73,457
Investment Companies	1,083,643	—	—	1,083,643
Total	$1,083,643	$85,876,790	$—	$86,960,433
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,300,197	$6,891,132	$7,107,771	$(20)	$105	$1,083,643

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,271	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2025, are as follows:
West Virginia	82.1%
Puerto Rico	4.7%
Alabama	2.0%
New Jersey	1.5%
Illinois	1.4%
New York	1.3%
California	1.3%
U.S. Virgin Islands	1.2%
Virginia	0.9%
North Carolina	0.8%
Arkansas	0.7%
Guam	0.5%
Ohio	0.4%
Tennessee	0.4%
New Hampshire	0.3%
Texas	0.3%
Michigan	0.2%
Pennsylvania	0.2%
Mississippi	0.1%
Wisconsin	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.